SHARE-BASED COMPENSATION - Assumptions used to estimate the fair values of the share options granted (Details) - 2022 Option Incentive Plan	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
SHARE-BASED COMPENSATION
Expected volatility, minimum	74.00%	48.00%
Expected volatility, maximum	80.00%	74.00%
Risk-free interest rate, minimum (per annum)	1.94%	0.97%
Risk-free interest rate, maximum (per annum)	3.83%	1.55%
Expected dividend yield	0.00%	0.00%
Employee forfeiture rate (per annum)		3.80%
Exercise multiples	2.50	2.50
Expected term	7 years	7 years
Minimum
SHARE-BASED COMPENSATION
Employee forfeiture rate (per annum)	3.80%
Fair value of underlying ordinary share (per share)	$ 18.11	$ 14.10
Fair value of awards on valuation date	$ 12.93	5.84
Maximum
SHARE-BASED COMPENSATION
Employee forfeiture rate (per annum)	3.92%
Fair value of underlying ordinary share (per share)	$ 19.91	18.42
Fair value of awards on valuation date	$ 17.11	$ 16.90